Share Capital (Details 5) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital Details 3
Stock options (Note 12(c)	17,750,000	16,400,000	19,357,500
Warrants (Note 12(d)	1,508,121	11,755,354	36,204,889
Balance	19,258,121	28,155,354	55,562,389